14. Loans, Debentures, and Finance Leases (Details 1) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
Loans Debentures And Finance Leases Details 1
Loans, debentures and finance leases, beginning	R$ 11,214,773
New loans and debentures with cash effect	4,510,694
Interest accrued	925,421
Principal payment and financial leases	(2,467,391)
Interest payment	(769,740)
Monetary variation	37,937
Change in fair value	(24,849)
Loans, debentures and finance leases, ending	R$ 13,426,845